Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-41455
Entity Registrant Name	MAIA Biotechnology, Inc
Entity Central Index Key	0001878313
Entity Tax Identification Number	83-1495913
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	444 West Lake Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	416-8592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MAIA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false